Costs - Average number of employees (Details) - NUMBER	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsidiaries
Costs
Average number of employees	31,848	31,632	31,332
Subsidiaries | Senior Managers
Costs
Average number of employees	944	957	966
Subsidiaries | Junior Managers
Costs
Average number of employees	9,157	9,084	9,143
Subsidiaries | Employees
Costs
Average number of employees	15,810	15,517	15,747
Subsidiaries | Workers
Costs
Average number of employees	5,937	6,074	5,476
Joint operations
Costs
Average number of employees	817	807	760
Joint operations | Senior Managers
Costs
Average number of employees	19	19	18
Joint operations | Junior Managers
Costs
Average number of employees	84	80	78
Joint operations | Employees
Costs
Average number of employees	420	420	380
Joint operations | Workers
Costs
Average number of employees	294	288	284